RELATED PARTIES´ TRANSACTIONS (Details Narrative) - Key Management Remuneration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 67	$ 44	$ 26
Directors' and Sindycs' fees	6	7	7
Key management personnel compensation, share-based payment	$ 61	$ 37	$ 19